Stockholders Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders Equity
Stockholders Equity

Preferred stock

The Company is authorized to issue 10,000,000 shares of $0.001 par value preferred stock. The Company has designated 200,000 shares of its preferred stock as Series A Preferred Stock, 800,000 shares as Series B Preferred Stock, 810,000 shares as Series C Preferred Stock and 20,000 shares as Series D Preferred Stock and 670,000 shares of Preferred Stock remain undesignated. The Company has 998,333 shares of preferred stock issued and outstanding as of December 31, 2017.

Series B Preferred Stock

The terms of the Series B Convertible Preferred Stock are governed by a certificate of designation (the “Series B Certificate of Designation”) filed by the Company with the Nevada Secretary of State on August 21, 2017. Pursuant to the Series B Certificate of Designation, the Company designated 800,000 shares of its preferred stock as Series B Convertible Preferred Stock. In connection with the Transaction Agreement, the Company issued all 800,000 shares to AVV on August 21, 2017.
Dividends. Holders are entitled to receive dividends on shares of Series B Convertible Preferred Stock equal (on an as-if-converted-to-common-stock basis regardless of whether the Series B Convertible Preferred Stock is then convertible) to and in the same form as dividends actually paid on shares of the common stock when and if such dividends are paid on shares of the common stock.
Liquidation. Upon any liquidation, dissolution or winding-up of the company, whether voluntary or involuntary, the holders of Series B Convertible Preferred Stock are entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the Series B Convertible Preferred Stock were fully converted to common stock immediately prior to such liquidation, which amount shall be paid pari passu with all holders of common stock.
Voting Rights. Except as otherwise required by law, holders of Series B Convertible Preferred Stock have no voting rights. However, as long as any shares of Series B Convertible Preferred Stock are outstanding, the Company may not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series B Convertible Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series B Convertible Preferred Stock or alter or amend the Series B Certificate of Designation, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation senior to the Series B Convertible Preferred Stock, (c) amend the Company’s articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series B Convertible Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing.
Conversion. On the later to occur of (i) the date on which all Funding Conditions (as defined in the Transaction Agreement) have been satisfied, and (ii) the date that AVV pays entire Cash Contribution in accordance with the Transaction Agreement, each share of Series B Convertible Preferred Stock plus accrued, but unpaid, dividends thereon shall be automatically converted (without the payment of additional consideration by the holder thereof), into such number of fully paid and non-assessable shares of common stock as is determined by dividing the Stated Value by the Conversion Price in effect on such conversion date. The “Stated Value” is equal to $122.6628243 per share. The “Conversion Price” is equal to $0.04, subject to adjustment as set forth in the Series B Certificate of Designation.
Other Rights. Holders of Series B Convertible Preferred Stock have no preemptive or subscription rights and there are no redemption or sinking fund provisions applicable to the Series B Convertible Preferred Stock.
Series C Preferred Stock

The terms of the Series C Preferred Stock are governed by a certificate of designation (the “Series C Certificate of Designation”) filed by the Company with the Nevada Secretary of State on August 21, 2017. Pursuant to the Series C Certificate of Designation, the Company designated 810,000 shares of its preferred stock as Series C Preferred Stock.

As discussed in Note 12 - Related Party Transactions, on August 21, 2017, the Company entered into the VPEG Settlement Agreement, the Navitus Settlement Agreement and the Insider Settlement Agreement pursuant to which the Company issued 180,000 shares of Series C Preferred Stock.

Dividends. Holders are entitled to receive dividends on shares of Series C Preferred Stock equal (on an as-if-converted-to-common-stock basis regardless of whether the Series C Preferred Stock is then convertible) to and in the same form as dividends actually paid on shares of the common stock when and if such dividends are paid on shares of the common stock.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of shares of Series C Preferred Stock are entitled to be paid out of the assets of the Company available for distribution to its shareholders, before any payment shall be made to the holders of shares of common stock, the higher of (a) an amount equal to the Stated Value per share, plus any dividends declared but unpaid thereon, which amount shall be paid pari passu with all holders of the Company’s Series D Preferred Stock, or (b) the same amount that a holder of common stock would receive if the Series C Preferred Stock were fully converted to common stock immediately prior to such liquidation, which amount shall be paid pari passu with all holders of common stock. The “Stated Value” shall initially be $7.94005355560000 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Series C Preferred Stock.

Voting Rights. Holders of shares of Series C Preferred Stock vote together with the holders of common stock on an as-if-converted-to-Common-Stock basis. Except as provided by law, the holders of shares of Series C Preferred Stock vote together with the holders of shares of common stock as a single class. However, as long as any shares of Series C Preferred Stock are outstanding, the Company may not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series C Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series C Preferred Stock or alter or amend the Series C Certificate of Designation, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation senior to the Series C Preferred Stock, (c) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series C Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing.

Conversion. On the date on which all Funding Conditions (as defined in the Transaction Agreement) have been satisfied, each share of Series C Preferred Stock plus accrued, but unpaid, dividends thereon shall be automatically converted (without the payment of additional consideration by the holder thereof), into such number of fully paid and non-assessable shares of common stock as is determined by dividing the Stated Value by the Conversion Price in effect on such conversion date. The “Conversion Price” shall initially be equal to $0.04, subject to adjustment as set forth in the Series C Certificate of Designation.

Other Rights. Holders of Series C Preferred Stock have no preemptive or subscription rights and there are no redemption or sinking fund provisions applicable to the Series C Preferred Stock.
Series D Preferred Stock

The terms of the Series D Preferred Stock are governed by a certificate of designation (the “Series D Certificate of Designation”) filed by the Company with the Nevada Secretary of State on August 21, 2017. Pursuant to the Series D Certificate of Designation, the Company designated 20,000 shares of its preferred stock as Series D Preferred Stock.

As discussed in Note 12 - Related Party Transactions, on August 21, 2017, the Company entered into the McCall Settlement Agreement pursuant to which the Company issued 20,000 shares of the Company’s newly designated Series D Preferred Stock.

Dividends. Except for stock dividends and distributions for which adjustments are to be made pursuant to the Series D Certificate of Designation, holders of Series D Preferred Stock are not entitled to dividends.
Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of shares of Series D Preferred Stock are entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of shares of common stock, an amount equal to the Stated Value per share, plus any dividends declared but unpaid thereon. The “Stated Value” shall initially be $19.01615 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Series D Preferred Stock.
Voting Rights. Holders of shares of Series D Preferred Stock vote together with the holders of common stock on an as-if-converted-to-common-stock basis. Except as provided by law, the holders of shares of Series D Preferred Stock vote together with the holders of shares of common stock as a single class. However, as long as any shares of Series D Preferred Stock are outstanding, the Company may not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series D Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series D Preferred Stock or alter or amend the Series D Certificate of Designation, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation senior to the Series D Preferred Stock, (c) amend the Company’s articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series D Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing.
Redemption. To the extent of funds legally available for the payment therefor, the Company is required to redeem the outstanding shares of Series D Preferred Stock, at a redemption price equal to the Stated Value per share (subject to adjustment), payable in cash in equal monthly installments commencing on the fifteenth (15th) calendar day following the date that the Company obtained stockholder approval (which was obtained on November 20, 2017) (each such date, a “Redemption Date”). If funds legally available for redemption on the Redemption Date are insufficient to redeem the total number of outstanding shares of Series D Preferred Stock, the holders of shares of Series D Preferred Stock shall share ratably in any funds legally available for redemption of such shares according to the respective amounts which would be payable with respect to the full number of shares owned by them if all such outstanding shares were redeemed in full. At any time thereafter when additional funds are legally available for the redemption, such funds will be used, at the end of the next succeeding fiscal quarter, to redeem the balance of such shares, or such portion thereof for which funds are then legally available. During the year ended December 31, 2017, the Company redeemed 1,667 shares of Series D Preferred Stock.
Conversion. If, following the date when stockholder approval has been obtained, any portion of the redemption price has not been paid by the Company on any Redemption Date, the holder may, at its option, elect to convert each share of Series D Preferred Stock plus accrued, but unpaid dividends thereon, into such number of fully paid and non-assessable shares of common stock as is determined by dividing the Stated Value by the Conversion Price in effect on such conversion date; provided, however, that in lieu of such conversion and before giving effect thereto, the Company may elect to bring current the redemption payments payable. The “Conversion Price” is initially equal to $0.04, subject to adjustment as set forth in the Series D Certificate of Designation.
Other Rights. Holders of Series D Preferred Stock have no preemptive or subscription rights and there are no sinking fund provisions applicable to Series D Preferred Stock.
Common stock

The Company is authorized to issue 300,000,000 shares of $0.001 par value common stock, and has 5,206,174 shares of common stock outstanding as of December 31, 2017.

Long-Term Incentive Plan

On February 24, 2014, the Board of Directors of the Company approved and adopted the Victory Energy Corporation 2014 Long Term Incentive Plan (the “LTIP”) for the employees, directors and consultants of the Company and its affiliates. The LTIP provides for the grant of all or any of the following components: (1) stock options, (2) restricted stock, (3) other stock-based awards, (4) performance awards and (5) dividends and dividend equivalents. Subject to adjustment in accordance with the LTIP, the maximum aggregate number of shares of the common stock of the Company, par value $0.001 per share (the “Common Stock”) that may be issued with respect to awards under the LTIP is fifteen percent (15%) of the outstanding shares of Common Stock at the end of the preceding calendar quarter, of which the maximum number of such shares that may be issued as incentive stock options, as defined in Section 422(b) of the Internal Revenue Code of 1986 is two million (2,000,000) shares of Common Stock. Common Stock withheld to satisfy exercise prices or tax withholding obligations will be available for delivery pursuant to other awards. The LTIP will be administered by the Board, until such time as a compensation committee of the Board is established (the “Compensation Committee”), at which time the LTIP will be administered by the Compensation Committee. The total number of shares of common stock initially available for issuance under the LTIP was 4,591,174. As of December 31, 2017, 3,367,500 shares of unrestricted common stock and 595,000 options had been issued under the LTIP. The maximum contractual term is five years. As of December 31, 2017, 628,674 shares of common stock are available for issuance under the LTIP.

Stock Based Compensation

The Company estimates the fair value of employee stock options and warrants granted using the Black-Scholes Option Pricing Model. Key assumptions used to estimate the fair value of warrants and stock options include the exercise price of the award, the fair value of the Company’s common stock on the date of grant, the expected warrant or option term, the risk free interest rate at the date of grant, the expected volatility and the expected annual dividend yield on the Company’s common stock.

During the years ended December 31, 2017 and 2016, the Company did not grant stock awards to directors, officers, or employees.